Corporate Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 EUR (€)
Disclosure Of Income Taxes [Line Items]
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	$ 10	$ 18
Unrecognized losses	10
Deferred tax asset tax benefits relate to tax losses incurred in Canadian or foreign operations	56	73
Amount of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures for which deferred tax liabilities have not been recognized	$ 59,000	$ 57,000
Average effective tax rate	26.20%	20.50%
Threshold limit of revenue payment of global minimum tax | €			€ 750
Global minimum tax rate	15.00%
2014 to 2018 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served	$ 637
2011 to 2020 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	1,808
2018 to 2020 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served	$ 4
Top of range [member]
Disclosure Of Income Taxes [Line Items]
Average effective tax rate	0.80%